Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Consolidated Balance Sheets
Other assets, allowance for doubtful accounts (in dollars)		¥ 4,983
Common stock, authorized shares	7,200,000	7,200,000
Common stock, issued shares	3,193,136	2,912,022
Common stock, outstanding shares	3,193,136	2,912,022
Treasury stock, shares	56	56